[THACHER PROFFITT LOGO]                              Thacher Proffitt & Wood LLP
                                                     Two World Financial Center
                                                     New York, NY  10281
                                                     (212) 912-7400

                                                     Fax: (212) 912-7751
                                                     www.tpw.com

March 29, 2006



BY EDGAR

Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3561
100 F. Street
Washington, D.C. 20549

Attention: Filing Desk

                  GE-WMC Mortgage Securities, LLC
                  Registration Statement on Form S-3 relating to Asset-Backed Pass-Through Certificates and Asset-Backed Notes, to be combined with Registration STATEMENT NO. 333-131203

Ladies and Gentlemen:

         On behalf of GE-WMC Mortgage Securities, LLC (the "Registrant"), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3. In addition, we have been advised that payment of the filing fee, in the amount of $107.00 was previously paid to you.

         The objective of the above-captioned Registration Statement is to respond to the SEC Comment Letter to GE-WMC Mortgage Securities, LLC dated February 9, 2006. These comments and our corresponding responses may be found below. Please do not hesitate to contact us with any questions you may have.


REGISTRATION STATEMENT ON FORM S-3

GENERAL

1. Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor


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         that has offered a class of asset-backed securities involving the same asset class as this offering.

         WE CONFIRM THAT THE DEPOSITOR HAS BEEN CURRENT AND TIMELY WITH EXCHANGE ACT REPORTING DURING THE PAST TWELVE MONTHS. THE CIK CODES FOR THE ISSUING ENTITIES AFFILIATED WITH THE DEPOSITOR THAT HAVE OFFERED A CLASS OF ASSET-BACKED SECURITIES INVOLVING SIMILAR ASSETS ARE AS
         FOLLOWS:

                  GE-WMC ASSET-BACKED PASS-THROUGH CERTIFICATES, SERIES 2005-1
                  FILE NO.    333-127360-01
                  CIK         0001340014

                  GE-WMC ASSET-BACKED PASS-THROUGH CERTIFICATES, SERIES 2005-2
                  FILE NO.    333-127360-02
                  CIK         0001346642

2. Please confirm that all material terms to be include in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.

         WE CONFIRM THAT ALL MATERIAL TERMS OF THE OPERATIVE AGREEMENTS FOR A TAKEDOWN WILL BE DISCLOSED IN THE FINAL RULE 424(B) PROSPECTUS SUPPLEMENT AND FINAL VERSIONS OF SUCH OPERATIVE AGREEMENTS WILL BE FILED AS SOON AS PRACTICABLE FOLLOWING THE CLOSING DATE.

3. Please note that a takedown off a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Refer to Rule 409 of the Securities Act, which requires that the registration statement be complete at the time of effectiveness, except for information that is not known or reasonably available. Please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

         WE CONFIRM THAT THE BASE PROSPECTUS INCLUDES ALL ASSETS, CREDIT ENHANCEMENTS AND OTHER STRUCTURAL FEATURES REASONABLY CONTEMPLATED TO BE INCLUDED IN AN ACTUAL TAKEDOWN.

PROSPECTUS SUPPLEMENT - CERTIFICATES

GENERAL

4. Disclaimers of liability for material information provided by issuers or underwriters or any of their affiliates in not appropriate. Please delete all such disclaimers of accuracy and completeness, such as the ones found on pages S-22 and S-54 of this prospectus supplement, and on pages S-18 and S-42 of the prospectus supplement for notes.


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         PLEASE REFER TO UPDATED DISCLOSURE ON SUCH PAGES WHERE SUCH DISCLAIMERS
         HAVE BEEN DELETED.

OPTIONAL TERMINATION, PAGE S-6

5. We remind you that any security which can be called with 25% or more of the underlying principal outstanding must be titled "Callable." Please confirm that you will abide by this and revise your disclosure, as appropriate.

         WE CONFIRM THAT WE WILL ABIDE BY THIS AND CONFORM OUR DISCLOSURE AS APPROPRIATE IN SUCH EVENT.

USE OF PROCEEDS, PAGE S-20

6. We note your disclosure here and on page 18 of the base prospectus that you will use net proceeds from the sale of securities in part to pay the costs of structuring and issuing the securities. Please expand the disclosure in your prospectus supplements to disclose the amount of expenses incurred in connection with the selection and acquisition of the pool assets payable from the offering proceeds.

         WE BELIEVE THE DISCLOSURE ACCURATELY STATES THE USE OF NET PROCEEDS. THE DEPOSITOR WILL USE GROSS PROCEEDS RECEIVED FROM THE SALE OF THE OFFERED SECURITIES TO PAY THE COSTS OF STRUCTURING AND ISSUING THE SECURITIES AND THE REMAINING, OR NET, PROCEEDS WILL REPRESENT THE PURCHASE PRICE TO BE PAID BY THE DEPOSITOR FOR THE MORTGAGE LOANS. EXPENSES INCURRED IN CONNECTION WITH THE SECURITIZATION ARE DISCLOSED ON THE COVER PAGE OF THE PROSPECTUS SUPPLEMENT. WE HAVE ADDED A STATEMENT REGARDING EXPENSES TO THE DISCLOSURE ON PAGE S-20 TO REFER THE READER TO THE COVER PAGE WHERE SUCH EXPENSES ARE DISCLOSED.

DESCRIPTION OF THE CERTIFICATES, PAGE S-43

THE CAP CONTRACT, PAGE S-49

7. Please revise to provide the information required by Item 1115(a)(4) of Regulation AB.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE S-49.

8. To the extent practicable, please provide bracketed disclosure if the significant percentage of the relevant interest rate corridor is 10% or more. Refer to Items 1115(b)(1) and (2) of Regulation AB.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE S-49 .

POOLING AND SERVICING AGREEMENT, PAGE S-52

CERTAIN MATTERS REGARDING THE SERVICER, PAGE S-57


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9.       We note that the servicer may delegate its duties and obligations to a sub-servicer. Please include a bracketed placeholder for additional disclosure concerning a possible sub-servicer. Refer to Item 1108(a) of Regulation AB.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE S-57 .

PROSPECTUS SUPPLEMENT - NOTES

SUMMARY OF PROSPECTUS SUPPLEMENT, PAGE S-1

10. Please identify, in an appropriate section of the summary, any events in the transaction agreements that can trigger liquidation or amortization of the asset pool or other performance triggers that would alter the transaction structure or flow of funds. Refer to Item 1103(a)(3)(vii) of Regulation AB.

         BECAUSE THE FORM OF PROSPECTUS SUPPLEMENT OFFERING A CLASS OF NOTES REFERS TO A STRUCTURE THAT ISSUES ONLY A SINGLE CLASS OF NOTES WE DO NOT EXPECT THAT THERE WOULD BE ANY EVENTS IN THE TRANSACTION AGREEMENTS, OTHER THAN THE EXERCISE OF THE OPTIONAL REDEMPTION DESCRIBED BELOW AND THE REPURCHASE OBLIGATIONS ALREADY DESCRIBED, THAT COULD TRIGGER LIQUIDATION OR AMORTIZATION OF THE ASSET POOL OR OTHER PERFORMANCE TRIGGERS THAT WOULD ALTER THE TRANSACTION STRUCTURE OR FLOW OF FUNDS. HOWEVER, WE HAVE REVISED THE DISCLOSURE TO CREATE A PLACEHOLDER IN THE EVENT THAT SUCH EXPECTATION CHANGES. PLEASE REFER TO PAGE S-5.

THE INDENTURE AND OWNER TRUST AGREEMENT, PAGE S-45

OPTIONAL REDEMPTION, PAGE S-48

11. Please provide a legal analysis to support how the optional redemption meets the requirements under Rule 3a-7 of the Investment Company Act.

         AS SET FORTH IN THE SUMMARY SECTION OF THIS FORM OF PROSPECTUS SUPPLEMENT AND IN THE FORM OF INDENTURE FILED, THE OPTIONAL REDEMPTION REFERRED TO IN THIS SECTION WAS INTENDED TO BE A RIGHT OF THE SERVICER, RATHER THAN A RIGHT OF THE MAJORITY HOLDER OF THE EQUITY CERTIFICATES, AND SIMILAR TO THE OPTIONAL TERMINATION REFERRED TO IN THE FORM OF PROSPECTUS SUPPLEMENT FOR CERTIFICATES. WE HAVE REVISED THE DISCLOSURE TO CORRECT THIS. PLEASE REFER TO PAGE S-48. THUS, WE BELIEVE THE SECURITIES OFFERED WOULD NOT BE CONSIDERED REDEEMABLE SECURITIES AND THE REQUIREMENTS UNDER RULE 3A-7 OF THE INVESTMENT COMPANY ACT WOULD BE MET.


BASE PROSPECTUS

DESCRIPTION OF THE TRUST FUNDS, PAGE 11

DESCRIPTION OF THE MORTGAGE ASSETS TO BE INCLUDED IN A TRUST FUND, PAGE 12


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12.      We note from the last bulleted sentence on page 14 that your prospectus supplement may include assets that were not described as contemplated in the base prospectus. Please see our related comment 3 on the point above and revise accordingly.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE 14 WHERE WE HAVE REMOVED THE REFERENCE.

13. We note from your disclosure on page 15 that mortgage loans included in the asset pool may be delinquent. Please confirm that you will provide the disclosure required by Items 1111(c) and 1100(b) in that eventuality.

         WE CONFIRM THAT WE WILL PROVIDE THE DISCLOSURE REQUIRED BY ITEMS 1111(C) AND 1100(B) IN THAT MORTGAGE LOANS INCLUDED IN THE ASSET POOL ARE DELINQUENT.

YIELD AND MATURITY CONSIDERATIONS, PAGE 18

SECURITY INTEREST RATE, PAGE 19

14. We note the disclosure that for variable or adjustable security interest rates, that the method of determining the interest rate will be described in the supplement. Please confirm that any interest rate will be based on an index customarily used to measure interest in debt transactions and will not be an index based on securities or commodities prices.

         WE CONFIRM THAT ANY INTEREST RATE FOR VARIABLE OR ADJUSTABLE-RATE SECURITIES WILL BE BASED ON AN INDEX CUSTOMARILY USED TO MEASURE INTEREST IN DEBT TRANSACTIONS AND WILL NOT BE AN INDEX BASED ON SECURITIES OR COMMODITIES PRICES.

DESCRIPTION OF CREDIT SUPPORT, PAGE 63

15. Please revise to specify what you mean by your reference to another method of credit support described in the related prospectus supplement. The base prospectus should specifically describe each form of credit enhancement that is reasonably contemplated to be used in a actual takedown. Please delete any language that indicated additional credit enhancements may be added in prospectus supplements.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE 63 WHERE WE HAVE REMOVED THE REFERENCE.

16. Please provide a bracketed placeholder in the prospectus supplement if a credit enhancement provider might be liable or contingently liable to provide payments representing 10% or more the cash flow supporting any offered class.

         PLEASE REFER TO THE UPDATED DISCLOSURE ON PAGE S-52 OF THE PROSPECTUS SUPPLEMENT FOR CERTIFICATES.

PURCHASE OBLIGATIONS, PAGE 72


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17.      Please tell us how each of the purchase obligations you discuss might work. If any of the obligations can be held by securityholders of the issuing entity, please explain why they do not create a redeemable security. If there is a possible remarketing procedure for any of the securities, please revise the base to include a discussion of the possible remarketing.

         A PURCHASE OBLIGATION IS A FORM OF CREDIT ENHANCEMENT INTENDED TO GUARANTEE THE MATURITY OF A CLASS OR CLASSES OF CERTIFICATES. FOR INSTANCE, IN A TRANSACTION WHERE THE MORTGAGE POOL INCLUDES ADJUSTABLE-RATE MORTGAGE LOANS THAT ARE FIXED FOR A CERTAIN NUMBER OF YEARS FOLLOWING ORIGINATION THE ISSUING ENTITY MAY REQUIRE A MANDATORY AUCTION OF CERTAIN CLASSES OF CERTIFICATES AT THE END OF THE FIXED RATE PERIOD. IN ORDER TO GUARANTEE THAT CERTIFICATEHOLDERS RECEIVE THE FULL AMOUNT OF THEIR REMAINING CERTIFICATE PRINCIPAL BALANCE, THE ISSUING ENTITY WOULD ENTER INTO A SWAP WHEREBY THE SWAP PROVIDER AGREES TO PAY THE FULL CERTIFICATE PRINCIPAL BALANCE OF THE RELATED CERTIFICATES IN EXCHANGE FOR ANY AMOUNTS IN EXCESS THEREOF RECEIVED AT AUCTION.

Part II

UNDERTAKINGS, PAGE 2

18. Please provide the new undertakings required under Securities Act Reform. Refer to Item 512(a) of Regulation S-K

         PLEASE REFER TO THE REVISED DISCLOSURE CONTAINED IN PART II.

         In addition, we have revised the disclosure regarding the static pool information to be provided by the sponsor in each of the forms of prospectus supplements. Please see page S-34 in the form of Prospectus Supplement - version 1 (Certificates) and page S-30 in the form of Prospectus Supplement - version 2 (Notes) and confirm that such disclosure is acceptable.

         If you require any additional information, please call the undersigned at (212) 912-7629.

                                       Very truly yours,

                                       /s/ Penny Matthews Groel

                                       Penny Matthews Groel